Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The domestic and foreign components of income (loss) from continuing operations before income taxes for the following periods were as follows (in thousands):

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022
Domestic	$(94,301)	$(153,294)	$(1,971,836)
Foreign	—	(4)	(3)
Loss from continuing operations before provision for income taxes	$(94,301)	$(153,298)	$(1,971,839)
Loss from discontinued operations before provision for income taxes	(8,976)	(72,070)	(29,415)
Total loss before income taxes	$(103,277)	$(225,368)	$(2,001,254)

Schedule of Components of Income Tax Expense (Benefit)
Details of the income tax expense (benefit) from continuing operations are as follows (in thousands):

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022
Current:
Foreign	$—	$—	$—
Federal	—	—	—
State	110	355	182
Total current income tax expense (benefit)	110	355	182
Deferred:
Foreign	—	—	—
Federal	—	—	(9,390)
State	—	—	(2,182)
Total deferred income tax expense (benefit)	—	—	(11,572)
Income tax expense (benefit) from continuing operations	110	355	(11,390)
Income tax expense (benefit) from discontinued operations	60	89	70
Total Income tax expense (benefit)	$170	$444	$(11,320)

Schedule of Effective Income Tax Rate Reconciliation

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022
Tax provision at federal statutory rate	$(19,803)	$(32,193)	$(414,086)
Increase (decrease) in income tax resulting from:
State income taxes, net of federal tax effect	(3,175)	919	(34,267)
Noncontrolling interest	10,871	21,517	293,795
Fair value of warrant liability	3,609	330	(3,494)
Changes in valuation allowance	7,078	5,860	142,503
Stock compensation	2,156	2,097	3,862
Subsidiary liquidation	—	1,978	—
Other	(626)	(153)	297
Provision for (benefit from) income taxes	$110	$355	$(11,390)
Effective tax rate	(0.12)%	(0.23)%	0.58%

Schedule of Deferred Tax Assets and Liabilities
The following summarizes the significant components of our deferred tax assets and liabilities (in thousands):

	December 31, 2024	December 31, 2023
Deferred tax assets:
Investment in partnership	$124,810	$114,641
Net operating loss carryforwards	33,638	23,860
Deferred and share-based compensation	2,607	2,360
Other	541	—
Total deferred tax assets	161,596	140,861
Less: valuation allowance	(152,453)	(139,331)
Net deferred tax assets	9,143	1,530
Deferred tax liabilities:
Intercompany asset with Opco	9,143	1,530
Total deferred tax liabilities	9,143	1,530
Net deferred tax assets (liabilities)	$—	$—